Segment Information	9 Months Ended
Dec. 31, 2011
Segment Information
19.	Segment Information

Financial information about the operating segments reported below is information that is separately available and evaluated regularly by the management in deciding how to allocate resources and in assessing performance.

In line with a change of management classification, from September 1, 2011, the environment and energy related businesses, which were heretofore included in the Corporate Financial Services segment, have been included in the Investment Banking segment, and the Investment Banking segment has been renamed the Investment and Operation segment.

Due to these changes, the reclassified figures are shown for the nine and three months ended December 31, 2010, and as of March 31, 2011.

        An overview of operations for each of the six segments follows below.

Corporate Financial Services	:	Lending, leasing and commission business for the sale of financial products
Maintenance Leasing	:	Automobile leasing and rentals, car sharing, and precision measuring and IT-related equipment rentals and leasing
Real Estate	:	Development and rentals of commercial real estate and office buildings, condominium development and sales, hotel, golf course, and training facility operation, senior housing development and management, REIT asset management, real estate investment and advisory services, and real estate finance
Investment and Operation	:	Loan servicing (asset recovery), principal investment, M&A advisory, venture capital, securities brokerage and environment and energy-related business
Retail	:	Life insurance, banking business and card loan business
Overseas Business	:	Leasing, lending, investment in bonds, investment banking, real estate-related operations, and ship- and aircraft-related operations

        Financial information of the segments for the nine months ended December 31, 2010 is as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Segment revenues	¥59,896	¥169,512	¥142,769	¥66,012	¥109,538	¥128,655	¥676,382
Segment profits	8,314	20,831	3,508	11,349	21,067	31,037	96,106

Financial information of the segments for the nine months ended December 31, 2011 is as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Segment revenues	¥53,523	¥175,455	¥148,511	¥56,679	¥116,969	¥133,286	¥684,423
Segment profits (losses)	14,749	27,117	(2,877)	17,810	15,321	39,308	111,428

Financial information of the segments for the three months ended December 31, 2010 is as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Segment revenues	¥19,777	¥57,001	¥43,262	¥20,120	¥34,301	¥44,758	¥219,219
Segment profits	4,148	6,790	1,116	4,917	5,892	8,559	31,422

Financial information of the segments for the three months ended December 31, 2011 is as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Segment revenues	¥17,463	¥57,909	¥52,605	¥16,513	¥37,140	¥41,978	¥223,608
Segment profits (losses)	6,193	8,805	(6,331)	2,879	8,466	10,239	30,251

Segment assets information as of March 31, 2011 and December 31, 2011 is as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
March 31, 2011	¥968,327	¥502,738	¥1,539,814	¥506,011	¥1,653,704	¥972,224	¥6,142,818
December 31, 2011	860,482	521,486	1,405,440	499,447	1,701,641	933,932	5,922,428

Segment figures reported in these tables include operations classified as discontinued operations in the accompanying consolidated statements of income.

The accounting policies of the segments are almost the same as those described in Note 2 “Significant Accounting and Reporting Policies” except for the treatment of income tax expenses, net income attributable to the noncontrolling interests, net income attributable to the redeemable noncontrolling interests, discontinued operations and the consolidation of certain variable interest entities (VIEs). Most of selling, general and administrative expenses, including compensation costs that are directly related to the revenue generating activities of each segment, have been accumulated by and charged to each segment. Since the Company and its subsidiaries evaluate performance for the segments based on profit or loss before income taxes, tax expenses are not included in segment profits or losses. Net income attributable to the noncontrolling interests, net income attributable to the redeemable noncontrolling interests and discontinued operations, which are recognized net of tax, are adjusted to profit or loss before income tax. Gains and losses that management does not consider for evaluating the performance of the segments, such as write-downs of certain securities and certain foreign exchange gains or losses are excluded from the segment profits or losses and are regarded as corporate items.

Assets attributed to each segment are investment in direct financing leases, installment loans, investment in operating leases, investment in securities, other operating assets, inventories, advances for investment in operating leases (included in other assets) and investment in affiliates. This has resulted in the depreciation of office facilities being included in each segment’s profit or loss while the carrying amounts of corresponding assets are not allocated to each segment’s assets. However, the effect resulting from this allocation is not significant.

For those VIEs that are used for securitization and are consolidated in accordance with ASC 810-10 (“Consolidations”), for which the VIE’s assets can be used only to settle related obligations of those VIEs and the creditors (or beneficial interest holders) do not have recourse to other assets of the Company or its subsidiaries, segment assets are measured based on the amount of the Company and its subsidiaries’ net investments in the VIEs, which is different from the amount of total assets of the VIEs, and accordingly, segment revenues are also measured at a net amount representing the revenues earned on the net investments in the VIEs.

Certain gains or losses related to assets and liabilities of consolidated VIEs, which are not ultimately attributable to the Company and its subsidiaries, are excluded from segment profits.

The reconciliation of segment totals to consolidated financial statement amounts is as follows.

	Millions of yen
	Nine months ended December 31, 2010	Nine months ended December 31, 2011
Segment revenues:
Total revenues for segments	¥676,382	¥684,423
Revenues related to corporate assets	4,199	5,809
Revenues related to certain VIEs	39,192	32,097
Revenues from discontinued operations	(24,125)	(7,742)

Total consolidated revenues	¥695,648	¥714,587

Segment profits:
Total profits for segments	¥96,106	¥111,428
Corporate interest expenses, general and administrative expenses	(7,852)	(11,322)
Corporate write-downs of securities	(615)	—
Corporate net gains (losses) on investment securities	203	—
Corporate other gain (losses)	(2,293)	(291)
Gain (losses) related to assets or liabilities of certain VIEs	(1,578)	1,677
Discontinued operations	(10,594)	(1,670)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	1,786	2,690

Total consolidated income before income taxes and discontinued operations	¥75,163	¥102,512

	Millions of yen
	Three months ended December 31, 2010	Three months ended December 31, 2011
Segment revenues:
Total revenues for segments	¥219,219	¥223,608
Revenues related to corporate assets	1,172	754
Revenues related to certain VIEs	11,681	10,872
Revenues from discontinued operations	(5,614)	(2,408)

Total consolidated revenues	¥226,458	¥232,826

Segment profits:
Total profits for segments	¥31,422	¥30,251
Corporate interest expenses, general and administrative expenses	(2,756)	(4,150)
Corporate write-downs of securities	(615)	—
Corporate other gain (losses)	(263)	(1,452)
Gain (losses) related to assets or liabilities of certain VIEs	(118)	995
Discontinued operations	(4,906)	511
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	721	584

Total consolidated income before income taxes and discontinued operations	¥23,485	¥26,739

	Millions of yen
	March 31, 2011	December 31, 2011
Segment assets:
Total assets for segments	¥6,142,818	¥5,922,428
Cash and cash equivalents, restricted cash and time deposits	855,340	792,017
Allowance for doubtful receivables on direct financing leases and probable loan losses	(154,150)	(131,538)
Other receivables	182,013	166,126
Other corporate assets	543,728	571,484
Assets of certain VIEs	1,011,833	874,081

Total consolidated assets	¥8,581,582	¥8,194,598

The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries.

For the nine months ended December 31, 2010

	Millions of yen
	Japan	The Americas *2	Other *3	Difference between Geographic Total and Consolidated Amounts	Total
Total Revenues	¥557,031	¥103,462	¥59,280	¥(24,125)	¥695,648
Income before Income Taxes	54,720	13,903	17,134	(10,594)	75,163
For the nine months ended December 31, 2011
	Millions of yen
	Japan	The Americas *2	Other *3	Difference between Geographic Total and Consolidated Amounts	Total
Total Revenues	¥559,891	¥91,204	¥71,234	¥(7,742)	¥714,587
Income before Income Taxes	61,709	18,611	23,862	(1,670)	102,512

For the three months ended December 31, 2010

	Millions of yen
	Japan	The Americas *2	Other *3	Difference between Geographic Total and Consolidated Amounts	Total
Total Revenues	¥177,188	¥35,199	¥19,685	¥(5,614)	¥226,458
Income before Income Taxes	19,452	4,412	4,527	(4,906)	23,485

For the three months ended December 31, 2011

	Millions of yen
	Japan	The Americas *2	Other *3	Difference between Geographic Total and Consolidated Amounts	Total
Total Revenues	¥182,934	¥32,038	¥20,262	¥(2,408)	¥232,826
Income before Income Taxes	14,314	5,451	6,463	511	26,739

*Note:	1.	Results of discontinued operations are included in each amount attributed to each geographic area.
	2.	Mainly United States
	3.	Mainly Asia, Europe, Oceania and Middle East

ASC 280-10 (“Segment Reporting”) requires disclosure of revenues from external customers for each product and service as enterprise-wide information. The consolidated statements of income in which the revenues are categorized based on the nature of types of business conducted include the required information.

No single customer accounted for 10% or more of the total revenues for the three months and nine months ended December 31, 2010 and 2011.